Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Rent expense of Operating lease					$ 10,502	$ 12,407
Lease agreement
Commitments and Contingencies
Rent expense on operating leases	$ 3,120	$ 2,475	$ 6,234	$ 4,959